Concentrations - Schedule of Concentrations of Credit Risk (Details) - USD ($)		6 Months Ended				12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025		Sep. 30, 2025
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer total accounts receivable		$ 6,534,033				$ 9,960,847
Concentration risk percentage		87.00%				86.00%
Customer Concentration Risk [Member] | Advances from Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%				46.00%
Total advances from customers		$ 13,711				$ 73,873
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		80.00%		88.00%
Customer total revenues		$ 5,094,896		$ 5,793,028
Customer Concentration Risk [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage						60.00%
Supplier total accounts payable						$ 169,638
Customer Concentration Risk [Member] | Accounts Payable [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage						43.00%
Supplier total accounts payable						$ 121,432
Customer Concentration Risk [Member] | Accounts Payable [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk percentage						17.00%
Supplier total accounts payable						$ 48,206
Customer Concentration Risk [Member] | Accounts Payable [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[1]
Supplier total accounts payable	[1]
Customer Concentration Risk [Member] | Accounts Payable [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[1]
Supplier total accounts payable	[1]
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer total accounts receivable		$ 2,223,914				$ 2,774,919
Concentration risk percentage		30.00%				24.00%
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1]	23.00%
Customer total revenues			[1]	$ 1,485,858
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer total accounts receivable		$ 2,203,297				$ 2,727,840
Concentration risk percentage		29.00%				24.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		36.00%		26.00%
Customer total revenues		$ 2,310,659		$ 1,714,509
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer total accounts receivable			[1]			$ 2,457,178
Concentration risk percentage			[1]			21.00%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		26.00%		26.00%
Customer total revenues		$ 1,658,720		$ 1,712,237
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer total accounts receivable		$ 1,283,554				$ 2,000,910
Concentration risk percentage		17.00%				17.00%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1]	13.00%
Customer total revenues			[1]	$ 880,424
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer total accounts receivable		$ 823,268					[1]
Concentration risk percentage		11.00%					[1]
Customer Concentration Risk [Member] | Customer F [Member] | Advances from Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage						46.00%
Total advances from customers						$ 73,873
Customer Concentration Risk [Member] | Customer G [Member] | Advances from Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%					[1]
Total advances from customers		$ 13,711					[1]
Customer Concentration Risk [Member] | Customer I [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		18.00%			[1]
Customer total revenues		$ 1,125,517			[1]
Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		64.00%
Supplier total accounts payable		$ 291,754
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		27.00%
Supplier total accounts payable		$ 125,322
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%
Supplier total accounts payable		$ 49,751
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk percentage		14.00%
Supplier total accounts payable		$ 63,697
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration risk percentage		12.00%
Supplier total accounts payable		$ 52,984
Supplier Concentration Risk [Member] | Advances to Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk percentage		91.00%				98.00%
Total advances to suppliers		$ 16,165,872				$ 9,116,548
Supplier Concentration Risk [Member] | Advances to Suppliers [Member] | Supplier E [Member]
Concentration Risk [Line Items]
Concentration risk percentage		48.00%				24.00%
Total advances to suppliers		$ 8,449,809				$ 2,250,346
Supplier Concentration Risk [Member] | Advances to Suppliers [Member] | Supplier F [Member]
Concentration Risk [Line Items]
Concentration risk percentage		13.00%				16.00%
Total advances to suppliers		$ 2,380,748				$ 1,506,456
Supplier Concentration Risk [Member] | Advances to Suppliers [Member] | Supplier G [Member]
Concentration Risk [Line Items]
Concentration risk percentage		15.00%				15.00%
Total advances to suppliers		$ 2,623,779				$ 1,429,760
Supplier Concentration Risk [Member] | Advances to Suppliers [Member] | Supplier H [Member]
Concentration Risk [Line Items]
Concentration risk percentage		15.00%				15.00%
Total advances to suppliers		$ 2,711,536				$ 1,350,234
Supplier Concentration Risk [Member] | Advances to Suppliers [Member] | Supplier I [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1]			14.00%
Total advances to suppliers			[1]			$ 1,316,705
Supplier Concentration Risk [Member] | Advances to Suppliers [Member] | Supplier J [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1]			14.00%
Total advances to suppliers			[1]			$ 1,263,047
Supplier Concentration Risk [Member] | Total Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage		88.00%		84.00%
Supplier total purchases		$ 6,517,868		$ 8,683,628
Supplier Concentration Risk [Member] | Customer E [Member] | Total Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%		15.00%
Supplier total purchases		$ 836,402		$ 1,584,037
Supplier Concentration Risk [Member] | Customer F [Member] | Total Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage		15.00%		27.00%
Supplier total purchases		$ 1,101,577		$ 2,815,761
Supplier Concentration Risk [Member] | Customer G [Member] | Total Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage		43.00%		13.00%
Supplier total purchases		$ 3,168,262		$ 1,358,763
Supplier Concentration Risk [Member] | Customer H [Member] | Total Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage		19.00%		29.00%
Supplier total purchases		$ 1,411,627		$ 2,925,067

[1]	The percentage is below 10%